General and Administrative - Summary of General and Administrative Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Salaries and benefits
General and administrative	$ 40,668	$ 38,165
Corporate [Member]
Salaries and benefits
Salaries and benefits	15,103	14,127
Depreciation	904	1,026
Professional fees	2,781	3,414
Business travel	1,684	1,141
Director fees	1,078	1,095
Business taxes	737	798
Audit and Regulatory	3,026	3,211
Insurance	1,822	2,052
Other	4,495	3,896
General and administrative	31,630	30,760
Subsidiaries [member]
Salaries and benefits
Salaries and benefits	5,396	4,287
Depreciation	455	466
Professional fees	911	618
Business travel	433	346
Director fees	218	199
Business taxes	270	252
Insurance	56	46
Other	1,299	1,191
General and administrative	$ 9,038	$ 7,405